Capitalization - Additional Information (Details) - USD ($)	9 Months Ended
	Sep. 30, 2022	Feb. 18, 2022
Subsidiary, Sale of Stock [Line Items]
Shares authorized	1,100,000,000
Share price	$ 20
Common Stock - Class I Shares
Subsidiary, Sale of Stock [Line Items]
Exchange of shares	10,000	10,000
Common Stock - Class I Shares | Apollo ARIS Holdings LLC
Subsidiary, Sale of Stock [Line Items]
Investments		$ 200,000
Exchange of shares		10,000
Maximum
Subsidiary, Sale of Stock [Line Items]
Offering of common stock shares	$ 5,000,000,000
Maximum | IPO
Subsidiary, Sale of Stock [Line Items]
Offering of common stock shares	4,000,000,000
Maximum | Distribution Reinvestment Plan
Subsidiary, Sale of Stock [Line Items]
Offering of common stock shares	$ 1,000,000,000